Net gain (loss) on financial instruments measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Net gain (loss) on financial instruments measured at fair value through profit or loss [Abstract]
Summary of Net gain (loss) on financial instruments measured at fair value through profit or loss
Net gain(loss) on financial instruments measured at fair value through profit or loss for the ended December 31, 2020 2021 and 2022 are as follows:

	2020		2021	2022
Net gain (loss) on due from banks measured at FVTPL
Gain (loss) on valuation	~~W~~	1,267	(296)	(10,600)
Gain (loss) on sale		28,461	(1,479)	—

		29,728	(1,775)	(10,600)

Net gain (loss) on loans measured at FVTPL Loss on valuation		(204,702)	(78,416)	(35,652)
Gain on sale		17,516	15,312	14,063

		(187,186)	(63,104)	(21,589)

Net gain (loss) on securities measured at FVTPL
Debt securities
Gain (loss) on valuation		41,208	97,281	(432,967)
Gain (loss) on sale		72,338	(92,230)	(86,011)
Other gains		331,837	506,980	573,600

		445,383	512,031	54,622

Equity securities
Gain (loss) on valuation		134,922	180,363	(67,022)
Gain (loss) on sale		283,265	199,702	(124,557)

		418,187	380,065	(191,579)

Other
Gain on valuation		22,690	9,316	2,089

		886,260	901,412	(134,868)

Net gain (loss) on financial liabilities measured at FVTPL
Debt securities
Gain (loss) on valuation		(48,261)	(7,745)	41,317
Gain (loss) on disposal		82,724	(67,522)	53,067

		34,463	(75,267)	94,384

Other
Loss on valuation		(83,316)	(26,224)	(38,997)
Gain on disposal		8,313	3,489	2,724

		(75,003)	(22,735)	(36,273)

		(40,540)	(98,002)	58,111

Derivatives:
Gain (loss) on valuation		245,681	(64,128)	(719,766)
Gain (loss) on transaction		(661,113)	429,228	524,599

		(415,432)	365,100	(195,167)

	~~W~~	272,830	1,103,631	(304,113)